Employee benefit expenses Key management compensation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Employee benefit expenses
Short-term employee benefits	£ (9,507)	£ (9,961)	£ (7,620)
Share-based payments	(1,017)	(748)	(5,275)
Post-employment benefits	(20)	(20)	(20)
Total key management compensation	£ (10,544)	£ (10,729)	£ (12,915)